SHARE-BASED PAYMENTS AND OTHER RELATED INFORMATION - DSA and RSA (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments | $	$ 5,657	$ 7,224
DSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Outstanding, beginning of period (in shares)	463,000	350,000
Granted (in shares)	195,000	342,000
Shares issued (in shares)	(215,000)	(184,000)
Cancelled/forfeited (in shares)	(26,000)	(45,000)
Outstanding, end of period (in shares)	417,000	463,000
Share-based payments | $	$ 2,138	$ 2,909
RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	75,750	60,000
Share-based payments | $	$ 655	$ 787